Consolidated Statements of Changes in Equity - USD ($) shares in Thousands, $ in Thousands	Total	Common Shares	Additional Paid-In Capital	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Treasury Shares	Equity Attributable to the Owners of QIAGEN N.V.	Non-controlling Interest
Balance, shares at Dec. 31, 2013		239,707				5,817
Balance at Dec. 31, 2013	$ 2,731,891	$ 2,812	$ 1,807,002	$ 1,033,343	$ (4,192)	$ (116,613)	$ 2,722,352	$ 9,539
Increase (Decrease) in Stockholders' Equity
Acquisition of QIAGEN Marseille S.A. shares from noncontrolling interests	(325)							(325)
Net income	116,933			116,365			116,365	568
Issuance of warrants	68,900		68,900				68,900
Unrealized gain (loss), net on pension	(481)				(481)		(481)
Translation adjustment, net	(131,589)				(130,062)		(130,062)	(1,527)
Purchase of treasury shares (in shares)						(5,558)
Purchase of treasury shares	(126,889)					$ (126,889)	(126,889)
Issuance of common shares in connection with warrant exercise	18,802			(12,115)		$ 30,917	18,802
Issuance of common shares in connection with warrant exercise (in shares)						1,373
Common stock issuances under employee stock plans	12,131			(33,264)		$ 45,395	12,131
Common stock issuances under employee stock plans (in shares)						2,318
Excess tax benefit of employee stock plans	1,596		1,596				1,596
Share-based compensation	41,313		41,313				41,313
Proceeds from subscription receivables	536		536				536
Redemption of subscription receivables	(67,943)		(67,943)				(67,943)
Balance, shares at Dec. 31, 2014		239,707				7,684
Balance at Dec. 31, 2014	2,664,875	$ 2,812	1,851,404	1,104,329	(134,735)	$ (167,190)	2,656,620	8,255
Increase (Decrease) in Stockholders' Equity
Acquisition of QIAGEN Marseille S.A. shares from noncontrolling interests	(6,367)							(6,367)
Net income	129,902			130,148			130,148	(246)
Unrealized gain (loss), net on pension	(1,266)				(1,266)		(1,266)
Unrealized gain (loss), net on hedging contracts	4,003				4,003		4,003
Realized gain, net on hedging contracts	(3,955)				(3,955)		(3,955)
Unrealized gain (loss), net on marketable securities	1,215				1,215		1,215
Translation adjustment, net	(124,026)				(124,418)		(124,418)	392
Purchase of treasury shares (in shares)						(842)
Purchase of treasury shares	(20,818)					$ (20,818)	(20,818)
Common stock issuances under employee stock plans	10,316			(25,280)		$ 35,596	10,316
Common stock issuances under employee stock plans (in shares)						1,824
Excess tax benefit of employee stock plans	3,328		3,328				3,328
Share-based compensation	23,761		23,761				23,761
Proceeds from subscription receivables	97		97				97
Redemption of subscription receivables	$ (112,995)		(112,995)				(112,995)
Balance, shares at Dec. 31, 2015	239,707	239,707				6,702
Balance at Dec. 31, 2015	$ 2,568,070	$ 2,812	1,765,595	1,209,197	(259,156)	$ (152,412)	2,566,036	2,034
Increase (Decrease) in Stockholders' Equity
Acquisition of QIAGEN Marseille S.A. shares from noncontrolling interests	(2,624)							(2,624)
Acquisition of Exiqon A/S	5,519							5,519
Acquisition of Exiqon A/S shares from noncontrolling interests	(5,474)							(5,474)
Net income	80,303			80,404			80,404	(101)
Unrealized gain (loss), net on pension	650				650		650
Unrealized gain (loss), net on hedging contracts	(2,977)				(2,977)		(2,977)
Realized gain, net on hedging contracts	(4,671)				(4,671)		(4,671)
Unrealized gain (loss), net on marketable securities	(1,371)				(1,371)		(1,371)
Translation adjustment, net	(65,668)				(66,314)		(66,314)	646
Common stock issuances under employee stock plans	6,269			(26,137)		$ 32,406	6,269
Common stock issuances under employee stock plans (in shares)						1,555
Excess tax benefit of employee stock plans	782		782				782
Share-based compensation	$ 28,288		28,288				28,288
Balance, shares at Dec. 31, 2016	239,707	239,707				5,147
Balance at Dec. 31, 2016	$ 2,607,096	$ 2,812	$ 1,794,665	$ 1,263,464	$ (333,839)	$ (120,006)	$ 2,607,096	$ 0